BUSINESS COMBINATION - Shandong & Pingguo Aluminum Carbon Plant (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2018	Aug. 30, 2018	Dec. 31, 2017
Liabilities
Contract liabilities	¥ (1,638,826)	¥ (1,579,322)
Total consideration for acquisition				¥ 3,000
Shandong Aluminum Carbon Plant
BUSINESS COMBINATION
Cash consideration			¥ 146,000
Assets
Property, plant and equipment			23,845		¥ 24,393
Inventories			46,150		51,104
Other current assets			411		418
Trade and notes receivables			44,522		23,052
Cash and cash equivalents					34,354
Liabilities
Trade and notes payables			(24,011)		(12,235)
Contract liabilities			(1,432)
Other payables and accrued expenses			(1,542)		(38,415)
Net assets			87,943		82,671
Difference recognized in equity			58,319
Total consideration for acquisition			¥ 146,262
Pingguo Aluminum Carbon Plant
BUSINESS COMBINATION
Cash consideration				92,000
Assets
Property, plant and equipment				127,315	35,201
Inventories				71,264	90,581
Trade and notes receivables					12,143
Liabilities
Trade and notes payables				(117,749)	(69,521)
Net assets				80,830	¥ 68,404
Difference recognized in equity				11,218
Total consideration for acquisition				¥ 92,048